IDENTIFIABLE INTANGIBLE ASSET	6 Months Ended
Jun. 30, 2017
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Text Block]
NOTE 6 - Identifiable intangible assets:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017	2016	2017	2016	2017	2016

	(U.S. $ in millions)
Product rights	$20,463	$18,180	$7,300	$6,460	$13,163	$11,720
Trade names	611	625	36	41	575	584
Research and development in process	7,926	9,183	-	-	7,926	9,183

Total	$29,000	$27,988	$7,336	$6,501	$21,664	$21,487

Product rights and trade names are assets presented at amortized cost. These assets represent a portfolio of pharmaceutical products from various categories with a weighted average life of approximately 11 years. Amortization of intangible assets amounted to $731 million and $993 million in the six months ended June 30, 2017 and the year ended December 31, 2016, respectively, and are recorded in earnings, as relevant, under cost of sales and selling and marketing expenses, depending on the nature of the asset.

In conjunction with Teva’s review of goodwill impairment, the Company also assessed whether the carrying amount of any of the tangible or definite and indefinite lived intangible assets of its U.S. generics reporting unit were recoverable. As a result of the assessment, Teva determined that there were no tangible or definite and indefinite-lived intangible assets within the reporting unit that were impaired. See note 7.

Impairment of identifiable intangible assets amounted to $54 million and $589 million in the six months ended June 30, 2017 and the year ended December 31, 2016, respectively, and are recorded in earnings under impairments, restructuring and others. See note 14.

An amount of $1.3 billion was reclassified from research and development in process to product rights in connection with Austedo®, upon receipt of regulatory approval in the second quarter of 2017.